Interests in joint ventures	12 Months Ended
Jun. 30, 2018
Interests In Joint Ventures
Interests in joint ventures
8.	Interests in joint ventures

Restrictions, commitments and other matters in respect of joint ventures

According to Business Companies Law N° 19,550, 5% of the profit of the year is separated to constitute a legal reserve until they reach legal capped amounts (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group’s joint ventures have not reached the legal limit of this reserve.

There are no contingent liabilities relating to the Group’s interest in joint ventures, and there are no contingent liabilities of the joint ventures themselves, other those mentioned bellow.

Quality Invest S.A.

On March 31, 2011, Quality Invest and Nobleza Piccardo S.A.I.C. y F., or “Nobleza Piccardo,” executed the title deed for the purchase of a plot of land of 159,996 square meters located in the District of San Martin, Province of Buenos Aires, currently intended for industrial purposes and suitable in terms of characteristics and scale for mixed-use developments. The price for the property was USD 33 million, being paid 30% as of that date. For the remaining balance a mortgage was constituted in the first degree of privilege over the property in favor of Nobleza Piccardo. Capital plus interest calculated at a nominal annual rate of 7.5% on balances, was paid in full in advance in March 2013.

On May 16, 2012, the Municipality of San Martin granted a pre-feasibility permit for commercial use, entertainment, events, offices, etc., which would enable performance of a mixed-use development thereon.

Pursuant to an Ordinance 11,706 enacted on December 30, 2014, a rezoning permit was obtained for the plot of land to be used mainly for commercial purposes, which considerably expands the uses and potential buildable square meters through new urban indicators. On January 5, 2016, the Provincial Decree 1,835was published in the Official Gazette of the Province of Buenos Aires granting its approval, and the new urban and rezoning standards thus became effective.

As approved in the Ordinance, on January 20, 2015, Quality Invest entered into a zoning agreement with the Municipality of San Martin which governs various issues related to applicable regulations and provides for a mandatory assignment of square meters in exchange for monetary contributions subject to fulfillment of certain administrative milestones of the rezoning process, the first of which (for Ps.20,000) was paid to the Municipality ten days after the execution of the aforementioned agreement.

Moreover, on June 27, 2016, the plot subdivision plan was filed with the Municipality, in compliance with another significant milestone committed under the zoning agreement.

On June 28, 2017, Quality Invest S.A. signed an agreement with EFESUL S.A. in order to assume as their own the obligations that the latter agreed with the Municipality of General San Martin within the framework of the aforementioned Urban Agreement. These agreement contemplates a donation, which will be paid based on the work progress that the Municipality develops on the property initially transferred by EFESUL S.A.

In addition, during July 2017, Quality Invest S.A. subscribed two addendums to the aforementioned Urban Development Agreement, which contemplate the following: 1) a new subdivision plan of the property will be presented within 120 days of the addendum signing and 2) the payment of the twelveth installment in cash was replaced by the sum of Ps. 71 million payables in 18 equal and consecutive monthly installments.

On March 8, 2018, it was agreed with the renowned Gehl Firm (Denmark) - Urban Quality Consultant - the elaboration of a master plan, generating a modern concept of New Urban District of Mixed Uses.

Added to this, local consultants were also hired as: Guillermo Oliveto (Consultant W) in Market Analysis, Gastón Biggio (GUT) in naming and branding of the District, Colla & Colombo Consultants in Business Analysis and Alejandro Langlois in Vehicular Impact, among others. In this way, the Company have a clear sizing and positioning of the business to which will deal opportunely.

Regarding the project, we are working on the definition of the master plan that includes a mix of uses (Residential, Commercial, etc.) in order to carry out a large-scale urban development contemplating more of 500,000 square meters. The regulations for this master plan are framed in a zoning called the Main Commercial District (Distrito Comercial Principal), which entered into force in 2016 through the publication of the Provincial Decree of the Municipal Ordinance No.11,706.

La Rural S.A.

 In connection with the Fairground, as publicly known, in December 2012 the National Executive Branch issued Executive Order 2552/12 that annulled an executive order dated 1991 which had approved the sale of the Fairground to the Sociedad Rural Argentina (SRA); the effect of this new order was to revoke the sale transaction. Subsequent, on March 21, 2012, the National Executive Branch notified the SRA of said executive order and further ordered that the property be returned to the Argentine government within 30 subsequent days. Then, the SRA issued a press release publicly disclosing the initiation of legal actions and the obtaining of a precautionary measure for which Decree 2552/12 was suspended. Furthermore, as it has become publicly known, on August 21, 2013, the Supreme Court of Justice rejected the appeal filed by the Argentine government against the interim measure timely requested by the SRA.

Neither has IRSA Propiedades Comerciales been served notice formally nor is it a party involved in the legal actions brought by the SRA.

In connection with the Fairground, as publicly known, in December 2012 the National Executive Branch issued Executive Order 2552/12 that annulled an executive order dated 1991 which had approved the sale of the Fairground to the Sociedad Rural Argentina (SRA); the effect of this new order was to revoke the sale transaction. Subsequent, on March 21, 2012, the National Executive Branch notified the SRA of said executive order and further ordered that the property be returned to the Argentine government within 30 subsequent days. Then, the SRA issued a press release publicly disclosing the initiation of legal actions and the obtaining of a precautionary measure for which Decree 2552/12 was suspended. Furthermore, as it has become publicly known, on August 21, 2013, the Supreme Court of Justice rejected the appeal filed by the Argentine government against the interim measure timely requested by the SRA.

Neither has IRSA Propiedades Comerciales been served notice formally nor is it a party involved in the legal actions brought by the SRA.

Given the potential dimension of the dispute, as it has been known to the public, we estimate that if Executive Order 2552/12 was found to be unconstitutional, such order shall have no legal effects either in EHSA or in the acquisition by IRSA Propiedades Comerciales of an equity interest in EHSA. However, should the opposite happen, that is, a court order declaring the Executive Order 2699/91, this could have a real impact on acquired assets. In this scenario, the judicial decision may render the purchase of the Plot of Land by SRA null and void, and all acts executed by SRA in relation to the Plot of Land, including the right of use currently held by the entity where EHSA has an indirect equity interest, through vehicle entities, would also become null and void.

On June 1, 2015, a ruling was issued in case 4573/2012 SOCIEDAD RURAL ARGENTINA vs. NATIONAL STATE – EXECUTIVE POWER ON DECLARATORY ACTION, whereby the injunction staying the effects of Executive Order 2552/12 were lifted.

On June 2, 2015 the SRA filed a writ of appeals against the ruling indicated above and on that same date the appeal was admitted with staying effects. While the appeal filed by SRA was filed in the Appellate court, the decision of the judge of first instance who decided to lift the precautionary measure had no effect and was suspended.

On September 17, 2015, the court of appeals revoked the decision and rejected in the motion by of the Argentine government to lift the precautionary measure and the Law N° 26,854 was declared inapplicable to the case of precautionary measures against the Government. As a result, the injunction issued on January 4, 2013 was confirmed. The National Government filed an extraordinary federal appeal and subsequently a complaint, both were dismissed, therefore, the precautionary measure was reaffirmed.

On March 11, 2016 La Rural S.A. was summoned as third party in the case referred to above, and filed an answer to such summons on April 6, 2016.

On April 21, 2016 the National Government presented itself, requested the annotation of litis as a precautionary measure, opposed the exception of incompetence, raised the inadmissibility of the declaratory action of certainty, in subsidy, proceeded to answer the complaint. It also requested the suspension of the sentence until the criminal case is resolved and opposed, as a counterclaim, a motion declare the anulment of Decree 2699/91, as well as all those acts enacted in consequence of said decree.

By order of April 29, 2016, the National Government was presented, opposed to the exception raised, the claim in subsidy was contested and the action of injuriousness filed, and it ordered the transfer of the different Government proposals to the SRA.

On the same occasion, the precautionary measure for the annotation of the requested litigation was admitted under the responsibility of the National Government regarding the individualized properties in the process.

On November 22, 2016, SRA answered the transfer of the injuriousness action filed by the National Government, which was considered as answered on December 1.

On December 21, 2016, the National Government, for its part, answered the exception of expiration opportunely opposed. Nevertheless, it was indicated that confirmation with La Rural S.A. was pending.

On June 19, 2017, the transfer of the exception of incompetence raised by the National Government was substantiated, which was answered by La Rural SA in June 2017. On the same occasion, SRA accused expiry of that previous exception in the terms of article 310 CPCCN, which was resolved by order of July 14, 2017.

On that occasion it was resolved to sustain the expiration filed by Sociedad Rural Argentina regarding the incident of exception of incompetence filed by the National Government. Therefore, the process was settled in the Civil and Commercial Federal jurisdiction.

On August 28, 2017, the National Government notified the transfer of the request of certain sections of the SRA's submission that answered the counterclaim and was transferred to the third party of the prescription exception opposed by the SRA at the time of answer the counterclaim. Both substations were answered by SRA and La Rural SA on September 4, 2017.

On October 5, 2017, the Federal Oral Criminal Court No. 2 requested the referral of the proceedings in the context of the case: "Menem, Carlos Saúl and other s / inf. Art. 261, first paragraph of the CP ". For presentations of December 2017 and March 2018, SRA requested the Oral Court to return the proceedings in order to continue with the process. As of the date of these financial statements, the proceedings have not been returned and are in the possession of the Oral Criminal Court No. 2.

There are no contingent liabilities relating to the Group’s interest in joint ventures, and there are no contingent liabilities of the joint ventures themselves, other those previously the mentioned above.

Set out below is the summarized financial information for the joint ventures considered to be material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest	Book value of non-controlling interest	Goddwill and others	Book amount
06.30.18
Quality Invest S.A	4,888	2,820,477	64,283	648,184	2,112,898	50%	1,056,449	3,911	1,061,610
Tarshop	4,979,104	1,446,607	5,182,946	772,227	470,538	20%	94,108	-	94,108
06.30.17
Quality Invest S.A	17,804	1,486,497	82,300	466,009	955,992	50%	477,996	3,911	481,907
Tarshop	4,752,937	1,132,158	4,222,263	1,259,347	403,485	20%	80,697	-	80,694

	Revenues	Comprehensive income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase (decrease) in cash and cash equivalents
06.30.18
Quality Invest S.A	12,538	1,078,880	(79,768)	(495)	80,270	7
Tarshop S.A.	3,854,868	67,073	(431,855)	(7,620)	395,160	(44,315)
06.30.17
Quality Invest S.A	26,435	237,304	(10,586)	(253)	10,833	(6)
Tarshop S.A.	1,622,801	26,033	(772,527)	(11,081)	808,132	24,524

Below is shown a detail of the investment and values of shares held by de Group in associates and joint ventures as of June 30, 2018 and 2017, as well as the Group's participation in the comprehensive results of these companies as of June 30, 2018, 2017 and 2016:

Name of the entity	% of ownership interest			Value of Company’s interest in equity		Company’s interest in comprehensive income
	06.30.18	06.30.17	06.30.16	06.30.18	06.30.17	06.30.18	06.30.17	06.30.16
Joint ventures
Quality Invest S.A.	50.00%	50.00%	50.00%	1,061,850	481,907	540,930	118,652	154,072
Nuevo Puerto Santa Fe S.A. (1)(5)	50.00%	50.00%	50.00%	181,493	111,908	78,424	20,374	61,244
La Rural S.A.(2)	50.00%	50.00%	-	92,923	113,365	13,728	15,314	-
Entertainment Holdings S.A.	-	-	50.00%	-	-	-	-	20,419
Entretenimiento Universal S.A	-	-	2.50%	-	-	-	-	11
Associates
Tarshop S.A.(2)	20.00%	20.00%	20.00%	94,108	80,694	13,415	5,207	(31,447)
Otra asociadas (3)				2,784	3,546	(6,972)	(6,844)	-
Total interests in associates and joint ventures (4)				1,433,158	791,420	639,525	152,703	204,299

Name of the entity	Place of business / Country of incorporation	Main activity	Common shares	Last financial statements issued
				Share capital (nominal value)	Income for the year	Equity
Joint ventures
Quality Invest S.A.	Argentina	Real estate	120,827,022	241,654	1,078,880	2,112,897
Nuevo Puerto Santa Fe S.A. (1)(5)	Argentina	Real estate	138,750	27,750	156,848	360,340
La Rural S.A. (2)	Argentina	Event organization and others	714,498	1,430	77,598	156,856
Associates
Tarshop S.A. (2)	Argentina	Consumer financing	48,759,288	598,796	67,073	470,538

(1)   Nominal value per share Ps. 100.

(2)   Correspond to profit for the fiscal year ended at June 30, 2018 and 2017.

(3)   Represents other individually non-significant associates.

(4)   Includes Ps 364 and Ps. 206. as of June 30, 2018 and 2017, respectively, in relation to the equity interest in Avenida Compras disclosed under. (See Note 19)

(5)   Include the necessary adjustments to arrive at balances under international financial reporting standards.

Changes in the Group’s investments in associates and joint ventures for the years ended June 30, 2018 and 2017 were as follows:

	06.30.18	06.30.17
Beginning of the year	791,420	597,759
Profit sharing, net	639,525	152,703
Irrevocable contributions (Note 29)	43,574	3,000
Capital contributions (Note 29)	1,649	-
Dividends distributed (Note 29)	(43,010)	(20,284)
Incorporation as result of business combination, net (i)	-	47,852
Acquisitions of companies	-	10,390
End of the year (4)	1,433,158	791,420

(i)	In July 2016, the Group through IRSA Propiedades Comerciales acquired 20% shareholding in Entertainment Holdings S.A (EHSA). It also acquired 1.25% interest in Entretenimiento Universal S.A. (“ENUSA”). The amount paid for the acquisition was Ps. 53 million. As a result, the Group now holds 70% of the voting stock of EHSA (Note 4).